Consolidated Statement of Cash Flows - Supplemental Cash Flow Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents are comprised of:
Cash	$ 35,779,000	$ 37,324,000
Cash equivalents	1,000	4,312,000
Total cash and cash equivalents	35,780,000	41,636,000
Cash paid during the year for:
Income taxes	33,506,000	35,333,000
Interest	$ 56,870,000	$ 60,358,000